                             RYDEX SERIES FUNDS
                      U.S. GOVERNMENT MONEY MARKET FUND

                        SUPPLEMENT DATED AUGUST 1, 2002
                      TO THE RYDEX DYNAMIC FUNDS C CLASS
                             SHARES PROSPECTUS
                             DATED MAY 1, 2002

This supplement provides new and additional information beyond that contained in the prospectus and should be read in conjunction with the prospectus.

The bar chart located on page 14 and all the information on page 15 of is revised as follows:

PERFORMANCE
The bar chart and table on the following page show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. Periods prior to October 19, 2000 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect C Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

[CHART]


1994       2.20%
1995       3.89%
1996       3.46%
1997       3.57%
1998       3.69%
1999       3.22%
2000       3.98%
2001       2.31%


     *The year-to-date return for the period from January 1, 2002 through June 30, 2002 is 0.07%

HIGHEST QUARTER RETURN:
C Class  1.17%
(quarter ended 12/30/00)

LOWEST QUARTER RETURN:
C Class  0.14%
(quarter ended 12/31/01)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2001)(1)

                                     1 YEAR          5 YEAR           SINCE INCEPTION
                                                                        (12/03/93)(3)
                                  -------------- --------------- --------------------------
C CLASS SHARES                        2.31%          3.38%                 3.25%

90-DAY TREASURY COMPOSITE(2)          4.46%          5.28%                 5.25%

(1) These figures assume the reinvestment of dividends and capital gains distributions.

(2) The 90-Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.

(3) Inception date reflects commencement of Fund operations. C Class Shares were offered beginning October 19, 2000.

YIELD - Call (800)820-0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF INITIAL PURCHASE PRICE)        1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES                                                                      50%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b -1) FEES                                 1.00%
      OTHER EXPENSES                                                                       30%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.80%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT MONEY MARKET FUND                           1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------- -------------- --------------- --------------- ---------------
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:            $289            $585           $1,006          $2,178

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
PERIOD:                                                      $189            $585           $1,006          $2,178

In addition, please add the following footnote to the chart on page 33. The footnote corresponds to the .50% advisory fee paid by the U.S. Government Money Market Fund:

Paid for fiscal year ended March 31, 2002.

In addition, the U.S. Government Money Market Fund Financial Highlights located on page 40 have been updated to include the following columns:

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Money Market Fund C Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2002 Annual Report. The 2002 Annual Report is available by telephoning us at 800.820.0888 or
301.296.5100. The Annual Report is incorporated by reference in the SAI.

                                                            YEAR           PERIOD
                                                           ENDED            ENDED
                                                       MARCH 31,        MARCH 31,
                                                            2002            2001*
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE-

  BEGINNING OF PERIOD                                      $1.00            $1.00
                                                    -------------    -------------
  Net Investment Income+                                     .01              .02
  Net Realized and Unrealized
    Gains (Losses) on Securities                              --               --
                                                    -------------    -------------
  Net Increase (Decrease) in
    Net Asset Value Resulting
    from Operations                                          .01              .02
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income                                   (.01)            (.02)
    Net Realized Capital Gains                                --               --
                                                    -------------    -------------
  Net Increase (Decrease) in
    Net Asset Value                                           --               --
                                                    -------------    -------------
NET ASSET VALUE-END OF PERIOD                              $1.00            $1.00
                                                    =============    =============
TOTAL INVESTMENT RETURN                                    1.35%            1.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                           1.80%          1.79%**
  Net Expenses                                             1.80%          1.78%**
  Net Investment Income                                    1.13%          4.31%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                  --               --
  Net Assets, End of Period  (000's omitted)             $47,920          $37,514

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  *   COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY DATE OF LESS THAN ONE YEAR.

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE